Share Based Payment Arrangements - Summary of Information about Stock Options Outstanding and Exercisable (Details) - Stock Options shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	2,061	2,982	4,422
Weighted average remaining contractual life (in years)	2 years 10 months 24 days
Number of options, Options exercisable	1,705	2,111
Exercise Price 19.12
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise prices | $ / shares	$ 19.12
Number of options, Options outstanding	212
Weighted average remaining contractual life (in years)	7 months 6 days
Number of options, Options exercisable	212
Exercise Price 18.83
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise prices | $ / shares	$ 18.83
Number of options, Options outstanding	444
Weighted average remaining contractual life (in years)	1 year 7 months 6 days
Number of options, Options exercisable	444
Exercise Price 26.82
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise prices | $ / shares	$ 26.82
Number of options, Options outstanding	201
Weighted average remaining contractual life (in years)	2 years 1 month 6 days
Number of options, Options exercisable	201
Exercise Price 23.70
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise prices | $ / shares	$ 23.70
Number of options, Options outstanding	392
Weighted average remaining contractual life (in years)	3 years 1 month 6 days
Number of options, Options exercisable	392
Exercise Price 30.71
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise prices | $ / shares	$ 30.71
Number of options, Options outstanding	717
Weighted average remaining contractual life (in years)	4 years 2 months 12 days
Number of options, Options exercisable	427
Exercise Price 40.41
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise prices | $ / shares	$ 40.41
Number of options, Options outstanding	95
Weighted average remaining contractual life (in years)	5 years 7 months 6 days
Number of options, Options exercisable	29